Nature of Operations (Narrative) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage	43.30%
PCB [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%
Cash payment to be received for sale of discontinued operations	$ 32,000
Additional cash payment to be received for sale of discontinued operations	$ 3,000